Provisions - Summary of Current Provisions (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Beginning balance for the period	₺ 1,242,279
Ending balance for the period	1,975,543	₺ 1,242,279
Current provision
Disclosure of other provisions [line items]
Beginning balance for the period	1,242,279	1,552,741
Provisions recognized	3,169,088
Provisions recognized / reversals		1,767,056
Payments	(1,505,969)	(1,458,993)
Transfers from non-current provisions	46,026	34,320
Transfers to asset held for sale	(185,455)
Effect of changes in exchange rates	38,365	3,995
Inflation adjustment	(828,791)	(656,840)
Ending balance for the period	1,975,543	1,242,279
Current provision | Legal [member]
Disclosure of other provisions [line items]
Beginning balance for the period	52,515	181,407
Provisions recognized	512,039
Provisions recognized / reversals		(173)
Payments	(23,591)	(101,687)
Transfers from non-current provisions	46,026	34,320
Transfers to asset held for sale	(10,015)
Effect of changes in exchange rates	91
Inflation adjustment	(127,135)	(61,352)
Ending balance for the period	449,930	52,515
Current provision | Bonus [member]
Disclosure of other provisions [line items]
Beginning balance for the period	1,189,764	1,371,334
Provisions recognized	2,657,049
Provisions recognized / reversals		1,767,229
Payments	(1,482,378)	(1,357,306)
Transfers to asset held for sale	(175,440)
Effect of changes in exchange rates	38,274	3,995
Inflation adjustment	(701,656)	(595,488)
Ending balance for the period	₺ 1,525,613	₺ 1,189,764